UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive, Hendersonville, NC 28791

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive, Hendersonville, NC 28791

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

Boyle Marathon Fund

December 31, 2005

BOYLE MARATHON FUND

MANAGERS COMMENTARY

DECEMBER 31, 2005 (UNAUDITED)

February 26, 2006

Dear Fellow Shareholders:

It is a pleasure to report good news – for the 12-month period ending December 31, 2005, the Boyle Marathon Fund was ahead 6.63% compared with our benchmark, the Standard & Poor’s 500 Index (with estimated dividends of the 500 companies added), which was ahead by 4.91%. It is also a pleasure to report that thus far in 2006, the Boyle Marathon Fund is ahead by 4.53% as compared to the S&P 500 Index (with dividends added) at +3.61%.

The factors and market conditions that materially affected the Fund's performance during the most recently completed half fiscal year were the investments in apparel retailers (including Chico’s and DSW Shoe Outlet), biotechs (including Genentech and Amgen), health care services (including Aetna and St. Jude Medical), technology (including Broadcom and Infosys), financial services (including E*Trade and Ameritrade), and energy (Peabody Coal and Chesapeake Resources). Another reason for our good performance is more focus on dividend paying companies, which offer more stability in this slow growth economy. This resulted in lower turnover and lower trading costs, longer periods of full investment, and lower possibility of taxes for our shareholders.

One more item of good news is that we did not have to distribute a taxable dividend in calendar 2005. In other words, once again, we will be 100% tax efficient. 100% tax efficiency means that no taxable dividend was paid to investors during the year. So, go ahead and do your taxes; you do not have to wait for anything from the Fund. This would be a good time for you to add to your IRA. You have until April 15, 2006 to add to your IRA for 2005.

Looking forward, we believe that stock prices may benefit from solid economic growth in the U.S., China, and India, low inflation, relatively low interest rates, higher corporate earnings, higher employment, strong consumer spending, better corporate governance, and high consumer confidence. At the same time, stock prices may be hurt by high oil prices, concern over how high the Federal Reserve may raise short-term interest rates, concerns over high budget and trade deficits, and the ever-present terrorism concerns. When 2006 is over, we expect the markets to be higher than they are now.

We see opportunities over the next 3 to 5 years in health care services, online brokers, consumer products, retailers, defense contractors, raw materials, energy, semiconductors, internet, and security. We are finding good companies in these areas that are increasing shareholder value by paying dividends or buying back shares.

We thank our shareholders for their continued confidence and trust. Please feel free to call us toll free, 1-888-88-Boyle or visit our website, www.boylefund.com, for market and performance updates.

Michael J. and Joanne E. Boyle

Investing a small amount regularly is a proven way to make money in the long run.

Boyle Marathon Fund . . . investing for the long run.

BOYLE MARATHON FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent a percentage of the portfolio of investments.

Cash Equivalents
2.77%
Energy
13.38%
Financial Services
19.20%
Government Contractors
2.92%
Health Care
13.22%
Materials
5.32%
Other
3.52%
Utilities
2.74%
Retail
15.15%
Real Estate Investment
Trusts
6.01%
Technology
15.76%

Boyle Marathon Fund

	Schedule of Investments
	December 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% Net Assets

COMMON STOCK
Energy
200	Burlington Resources, Inc.	17,240
600	ConocoPhillips	34,908
1,400	Chesapeake Energy Corp.	44,422
200	Diamond Offshore Drilling, Inc.	13,912
700	Frontline Ltd.	26,544
300	General Maritime Corp.	11,112
300	Globalsantafe Corp.	14,445
400	Kinder Morgan Energy Partners LP	19,128
500	Peabody Energy Corp.	41,210
		222,921	13.17%

Financial Services
600	Alliance Capital Management Holdings LP	33,894
400	American Express Co.	20,584
400	American International Group, Inc.	27,292
80	Ameriprise Financial, Inc.	3,280
3,000	Ameritrade Holding Corp.	72,000
500	BioMed Realty Trust, Inc.	12,200
500	CarrAmerica Realty Corp.	17,315
500	Equity Residential	19,560
4,000	E*Trade Financial Corp. *	83,440
500	Plum Creek Timber Co., Inc.	18,025
1,000	TradeStation Group, Inc.	12,380
		319,970	18.90%

Government Contractors
200	Armor Holdings, Inc. *	8,530
700	CACI International, Inc. *	40,166
		48,696	2.88%

Health Care
400	Aetna Life & Casualty Co.	37,724
300	Amgen, Inc. *	23,658
500	Arthrocare Corp. *	21,070
400	CIGNA Corp.	44,680
500	Dentsply International, Inc.	26,845
500	Genentech, Inc.	46,250
400	St. Jude Medical, Inc. *	20,080
		220,307	13.01%
* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at December 31, 2005
+ADR-American Depository Receipt
The accompanying notes are an integral part of the financial statements.

COMMON STOCK
Materials
400	Florida Rock Industries, Inc.	19,624
1,000	Freeport McMoran Copper & Gold, Inc. Class B	53,800
500	Schnitzer Steel Industries, Inc.	15,295
		88,719	5.24%

Other
200	EMCOR Group, Inc.	13,506
100	FedEx Corporation	10,339
600	Procter & Gamble Co.	34,728
		58,573	3.46%

Utilities
500	Duke Energy Corp.	13,725
600	Exelon Corp.	31,884
		45,609	2.69%
Retail
2,000	Chico's FAS Corp. *	87,860
500	DSW Shoe Outlet, Inc.	13,110
1,000	K-Swiss, Inc. Class A	32,440
1,000	Peets Coffee & Tea, Inc. *	30,350
2,000	Ingles Markets, Inc.	31,300
300	Target Corp.	16,491
1,000	Urban Outfitters, Inc. *	25,310
200	Whole Foods Market	15,478
		252,339	14.90%

Technology
500	Broadcom Corp. *	$ 23,575
1,000	Ebay, Inc. *	43,220
30	Google, Inc.	12,446
900	Infosys Technologies, Ltd. +	72,774
700	Intel Corp.	17,472
800	Juniper Networks, Inc. *	17,840
600	Motorola, Inc.	13,554
300	QUALCOMM, Inc.	12,924
1,000	Symantec Corp. *	17,500
800	Yahoo!, Inc. *	31,344
		262,649	15.51%
* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at December 31, 2005
+ADR-American Depository Receipt
The accompanying notes are an integral part of the financial statements.

Total Common Stock (Cost $1,257,841)		$ 1,519,783	89.76%

Real Estate Investment Trusts
1,000	Equity Office Properties Trust	30,330
200	Federal Realty Investment Trust	12,130
400	Public Storage, Inc.	27,088
400	Simon Property Group, Inc.	30,652
Total Real Estate Investment Trusts (Cost $72,183)		100,200	5.92%

Cash Equivalents
46,151	First American Prime Obligation Fund-Class Y	46,151	2.73%
	Interest Rate 3.85% (Cost $46,151) **

Total Investments (Cost $1,376,175)		$ 1,666,134	98.41%

	Other Assets Less Liabilities	26,962	1.59%
	Net Assets	$ 1,693,096	100.00%

* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at December 31, 2005
+ADR-American Depository Receipt
The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Assets and Liabilities
December 31, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 1,666,134
(Identified Cost - $1,376,175)
Cash	415
Receivables:
Dividends and Interest	997
Securities Sold	116,304
Total Assets	1,783,850
Liabilities
Payables:
Management Fees	2,214
Administration Fees	1,476
Securities Purchased	84,682
Audit Expense	1,795
Trustee Expense	587
Total Liabilities	90,754
Net Assets	$ 1,693,096
Net Assets Consist of:
Capital Paid In	$ 3,820,966
Accumulated Realized Gain (Loss) on Investments - Net	(2,417,829)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	289,959
Net Assets, for 219,360 Shares Outstanding	$ 1,693,096
(Unlimited Number Authorized, No Par Value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($1,693,096/219,360 shares)	$7.72

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Operations
For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 14,359
Interest	765
Total Investment Income	$ 15,124
Expenses
Management Fees (Note 3)	$ 13,771
Administration Fee (Note 3)	9,181
Audit Expense	4,384
Total Expenses	$ 27,336

Net Investment Income (Loss)	(12,212)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	112,157
Unrealized Gain (Loss) from Appreciation (Depreciation) on Investments	(59,673)
Net Realized and Unrealized Gain (Loss) on Investments	$ 52,484

Net Increase (Decrease) in Net Assets from Operations	$ 40,272

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Changes in Net Assets
	7/1/2005	7/1/2004
	to	to
	12/31/2005	6/30/2005
From Operations:
Net Investment Income (Loss)	$ (12,212)	$ (33,508)
Net Realized Gain (Loss) on Investments	112,157	36,925
Net Unrealized Appreciation (Depreciation)	(59,673)	222,527
Increase (Decrease) in Net Assets from Operations	$ 40,272	$ 225,944
From Capital Share Transactions:
Proceeds From Sale of Shares	118,935	307,622
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(280,308)	(267,565)
	$ (161,373)	$ 40,057

Net Increase (Decrease) in Net Assets	(121,101)	266,001
Net Assets at Beginning of Period	1,814,197	1,548,196
Net Assets at End of Period (Including accumulated undistributed net	$1,693,096	$1,814,197
investment income of $0 and $0, respectively)

Share Transactions:
Issued	15,155	42,764
Reinvested	0	0
Redeemed	(36,727)	(40,018)
Net Increase (Decrease) in Shares	(21,572)	2,746
Shares Outstanding Beginning of Period	240,932	238,186
Shares Outstanding End of Period	219,360	240,932

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Financial Highlights
Selected data for a share of common stock outstanding throughout the period:

	7/1/2005		7/1/2004	7/1/2003	7/1/2002	7/1/2001	7/1/2000
	to		to	to	to	to	to
	12/31/2005		6/30/2005	6/30/2004	6/30/2003	6/30/2002	6/30/2001
Net Asset Value -
Beginning of Period	$7.53		$6.50	$6.18	$6.17	$9.31	$22.49
Net Investment Income/(Loss) (a)	(0.05)		(0.15)	(0.14)	(0.13)	(0.17)	(0.37)
Net Gains or Losses on Securities
(realized and unrealized)	0.24		1.18	0.46	0.14	(2.97)	(12.81)
Total from Investment Operations	$0.19		$1.03	$0.32	$0.01	($3.14)	($13.18)

Distributions (from capital gains)	0.00		0.00	0.00	0.00	0.00	0.00
Total Distributions	$0.00		$0.00	$0.00	$0.00	$0.00	$0.00
Net Asset Value -
End of Period	$7.72		$7.53	$6.50	$6.18	$6.17	$9.31
Total Return (b)	2.52%		15.85%	5.18%	0.16%	(33.73)%	(58.56)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,693		$1,814	$1,548	$1,639	$1,678	$2,837

Ratio of Expenses to Average Net Assets	3.00%	(c)	3.00%	2.97%	3.08%	2.99%	2.78%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.34)%	(c)	(2.17)%	(2.14)%	(2.25)%	(2.29)%	(2.25)%

Portfolio Turnover Rate	65.67%	(c)	32.19%	165.11%	92.92%	158.05%	100.86%

(a) Per share amounts were calculated using the average shares method.
(b) Total return on the above account represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) Annualized

The accompanying notes are an integral part of the financial statements.

BOYLE MARATHON FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 (UNAUDITED)

1.)

ORGANIZATION

The Boyle Marathon Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in October 1997.  The Fund is non-diversified and has the primary investment objective of long-term capital appreciation.  Receipt of income is a secondary objective.  The Fund intends to invest primarily in securities of companies in the technology, financial services, pharmaceutical, and retail fields.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

At December 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,529,986, of which $1,222,525 expires in 2009, $782,105 expires in 2010, and $525,356 expires in 2011.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset, will not be distributed to shareholders.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  To the extent that book/tax differences are permanent, they are reclassed to capital paid in or net short term capital gains in the period in which the difference arises.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted in the United States of America accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

Security transactions are recorded on trade date.  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rates and rules.

3.)

INVESTMENT ADVISOR FEES & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into investment advisory and administration agreements with Boyle Management and Research, Inc. (“The Adviser”).  Under a contract between the Fund and the Adviser, the Adviser manages the Fund’s portfolio securities and investments and is responsible for the overall management and administration of the Fund, subject to the policies of the Fund’s Board of Trustees.  All orders for transactions in securities on behalf of the Fund are placed with brokers-dealers selected by the Adviser.  The Adviser is responsible for the expenses of printing and distributing the Fund’s prospectus and sales and advertising materials to prospective shareholders.  The Fund has entered into a separate contract with the Adviser wherein the Adviser is responsible for providing administrative work and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations.  The Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations, including ordinary legal expenses. The Adviser is responsible for payment of all the fund’s operating expenses except: brokerage and commission expenses; expenses of the Trustees who are not officers of the Adviser, annual independent audit expenses, and any extraordinary expenses.

The Adviser receives from the Fund as compensation for its Adviser services an annual fee of 1.5% on the Fund's average daily net assets. The Adviser also receives from the Fund as compensation for its administrative services an annual fee of 1.0% of the Fund’s average daily net assets. From time to time, Boyle Management and Research, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. For the six months ended December 31, 2005, the Adviser earned management fees of $13,771 and administration fees of $9,181.  As of December 31, 2005 the Fund owed $3,690 to Boyle Management and Research, Inc. for advisory and administrative services.  Certain owners of Boyle Management and Research, Inc. are also owners and/or trustees of the Boyle Marathon Fund.  These individuals may receive benefits from any management and or administration fees paid to the Adviser.

4.)

CAPITAL STOCK

The Fund has authorized an indefinite number of shares of capital stock without par value. Capital paid in at December 31, 2005 was $3,820,966 representing 219,360 shares issued and outstanding.

5.)

INVESTMENT TRANSACTIONS

During the six months ended December 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $576,619 and $760,709, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  The cost of investments for U.S. federal income tax purposes at December 31, 2005 was $1,376,175.

At December 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$336,575	$(46,616)	$289,959

6.)

CONTROL OWNERSHIP

The beneficial ownership, either directly of indirectly, of more that 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2005, Michael & Joanne Boyle, officers of the Fund and of the Adviser, held 37.18% of the Fund.

7.) DISTRIBUTABLE EARNINGS

As of December 31, 2005 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 0
Undistributed long-term capital gain/ (accumulated losses)	(2,417,829)
Unrealized appreciation/ (depreciation)	289,959
$ (2,127,870)

There is no difference between book basis and tax basis unrealized appreciation (depreciation).

BOYLE MARATHON FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Boyle Marathon Fund, you incur the following costs: management fees, administrative fees, audit fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Boyle Marathon Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2005	December 31, 2005	July 1, 2005 to December 31, 2005

Actual	$1,000.00	$1,025.23	$15.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.08	$15.20

* Expenses are equal to the Fund's annualized expense ratio of 3.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BOYLE MARATHON FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2005 (UNAUDITED)

Information about Trustees and Officers

   The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-888-88-BOYLE.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorship held by Trustee or Officer
Michael J. Boyle * 1401 Woodsong Drive Hendersonville, NC 28791 Age: 58	Trustee and President; Chief Compliance Officer	Indefinite; Since 1998	Portfolio Manager for Boyle Fund.	1	0
Joanne E. Boyle** 1401 Woodsong Drive Hendersonville, NC 28791 Age: 58	Chief Financial Officer	Indefinite; Since 1998	Portfolio Manager for the Boyle Fund	1	0

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

**Officers who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
James A. Hughes, Jr. 1111 Dorset Drive West Chester, PA 19382 Age:76	Trustee	Indefinite; Since 1998	Retired	1	0
Edward J. Loftus 1157 Audubon Drive Clarks Summit, PA 18411 Age:39	Trustee	Indefinite; Since 1998	Manager, Prudential	1	0

For the six months ending December 31, 2005, the Trustees did not receive compensation for their services; independent Trustees were reimbursed for travel and related expenses incurred in attending Board meetings.

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at (888) 882-6953 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Additional Information

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 29, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-882-6953.

Board of Trustees

Michael J. Boyle, Chairman

James A. Hughes, Jr.

Edward J. Loftus

Investment Adviser

Boyle Management and Research, Inc.

1401 Woodsong Drive

Hendersonville, North Carolina 28791

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio  44141

Custodian

U.S. Bank , NA

425 Walnut Street

P.O. Box 1118

Cincinnati, Ohio  45201

Independent Auditors

Cohen McCurdy, Ltd.

826 West Point Parkway, Suite 1250

Westlake, Ohio  44145

This report is provided for the general information of the shareholders of the Boyle Marathon Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 6, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

Michael J. Boyle

Chairman

Date March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

Michael J. Boyle

Chairman

Date March 6, 2006

By /s/Joanne E. Boyle

Joanne E. Boyle

Chief Financial Officer

Date March 6, 2006